Loans Receivable, Net (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan interest rate	1.00%
Loan Loss Reserve Amount	$ 484,069	$ 85,035
Financing receivable recorded investment past due	Accrual of interest is generally discontinued when either (i) reasonable doubt exists as to the full, timely collection of interest or principal or (ii) when a loan becomes past due by more than 90 days.
Gurantee loans percentage	90.30%	88.80%
Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan interest rate	9.60%	9.60%
Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan interest rate	18.00%	21.60%
Business Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number Of Customer	105	109
Personal Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number Of Customer	112	139